Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2017
Other Liabilities
Schedule of other liabilities

	June 30,	December 31,
	2017	2016
	(in US$’000)
Other non-current liabilities—related parties	8,129	8,129
Deferred tax liabilities—non-current	4,621	3,997
Others	3,617	4,302
	16,367	16,428